Co-investments (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Co-investments	Consists of the following (in thousands $):

	Classification and measurement criteria	Dec. 31, 2022	Dec. 31, 2021

Co-investments	FVTPL	73,573	68,765
Total co-investments		73,573	68,765